Form N-1A Supplement	Dec. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SIX CIRCLES FUNDS
Six Circles Credit Opportunities Fund
(a series of Six Circles Trust)
Supplement dated June 9, 2026
to the Prospectus and Summary Prospectus
dated May 1, 2026
Effective immediately, Insight North America LLC’s (“Insight”) investment strategy is amended and the “Risk/Return Summary — What are the Fund’s main investment strategies?” section and the “More About the Funds – SIX CIRCLES CREDIT OPPORTUNITIES FUND (“CREDIT OPPORTUNITIES FUND”) – Principal Investment Strategies” sections of the Prospectus and Summary Prospectus, as applicable, relating to Insight are hereby deleted and replaced with the following:
Insight — Global Aggregate Investment Grade Corporates & High Yield
With respect to its allocated portion of the Fund, Insight will systematically invest in global high yield and investment grade corporate credit fixed income. The investment process will begin with targeting the risk exposures of an underlying benchmark. A sampling approach is then used to select bonds that match the major risk characteristics of the benchmark (e.g., duration, quality, sector, industry, yield, market beta, etc.). Insight will utilize proprietary alpha drivers in the sampling to screen out or avoid overweighting bonds which are deemed lower quality or expensive (or generally undesirable by our quantitative factors). Insight seeks to utilize diversified insights designed to provide a stable performance in most markets. Insight will utilize fundamental and market data to identify firms that may have trouble servicing their debt. Overall, across all strategies, Insight will seek to closely match the risk exposure of the benchmark along all key risk dimensions. To efficiently and cost effectively handle cashflows, Insight utilizes its credit portfolio trading (or bond basket trading) approach.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
PROSPECTUS AND SUMMARY PROSPECTUS FOR FUTURE REFERENCE
J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.

Six Circles Credit Opportunities Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SIX CIRCLES FUNDS
Six Circles Credit Opportunities Fund
(a series of Six Circles Trust)
Supplement dated June 9, 2026
to the Prospectus and Summary Prospectus
dated May 1, 2026
Effective immediately, Insight North America LLC’s (“Insight”) investment strategy is amended and the “Risk/Return Summary — What are the Fund’s main investment strategies?” section and the “More About the Funds – SIX CIRCLES CREDIT OPPORTUNITIES FUND (“CREDIT OPPORTUNITIES FUND”) – Principal Investment Strategies” sections of the Prospectus and Summary Prospectus, as applicable, relating to Insight are hereby deleted and replaced with the following:
Insight — Global Aggregate Investment Grade Corporates & High Yield
With respect to its allocated portion of the Fund, Insight will systematically invest in global high yield and investment grade corporate credit fixed income. The investment process will begin with targeting the risk exposures of an underlying benchmark. A sampling approach is then used to select bonds that match the major risk characteristics of the benchmark (e.g., duration, quality, sector, industry, yield, market beta, etc.). Insight will utilize proprietary alpha drivers in the sampling to screen out or avoid overweighting bonds which are deemed lower quality or expensive (or generally undesirable by our quantitative factors). Insight seeks to utilize diversified insights designed to provide a stable performance in most markets. Insight will utilize fundamental and market data to identify firms that may have trouble servicing their debt. Overall, across all strategies, Insight will seek to closely match the risk exposure of the benchmark along all key risk dimensions. To efficiently and cost effectively handle cashflows, Insight utilizes its credit portfolio trading (or bond basket trading) approach.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
PROSPECTUS AND SUMMARY PROSPECTUS FOR FUTURE REFERENCE
J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.